Debt - Contractual Reductions of Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Contractual reductions of debt
Total	$ 367,539
Less Than One Year	305,539
More Than Five Years	62,000
Convertible Notes
Contractual reductions of debt
Total	20,000
Less Than One Year	20,000
Long-term debt
Contractual reductions of debt
Total	62,000
More Than Five Years	62,000
Warehouse borrowings
Contractual reductions of debt
Total	285,539
Less Than One Year	$ 285,539